Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		SFr (2,555)	SFr (3,460)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(411)	236
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(899)	2,920
Purchase of investment securities		(259)	(307)
Proceeds from sale of investment securities		626	4
Investments in subsidiaries and other investments		(71)	(147)
Proceeds from sale of other investments		413	592
Maturities of investment securities		51	394
(Increase)/decrease in loans		(2,623)	(9,867)
Proceeds from sale of loans		2,319	2,460
Capital expenditures for premises and equipment and other intangible assets		(553)	(554)
Proceeds from sale of premises and equipment and other intangible assets		23	29
Other, net		88	222
Net cash provided by/(used in) investing activities		(1,296)	(4,018)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		9,657	4,997
Increase/(decrease) in short-term borrowings		(152)	3,844
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,718	(4,967)
Issuances of long-term debt		41,339	14,637
Repayments of long-term debt		(19,814)	(18,604)
Sale of treasury shares		4,003	4,720
Repurchase of treasury shares		(4,499)	(5,718)
Dividends paid/capital repayments		(358)	(696)
Other, net		991	1,854
Net cash provided by/(used in) financing activities		34,885	67
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(843)	(147)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		30,191	(7,558)
Cash and due from banks at beginning of period	[1]	101,879	100,047
Cash and due from banks at end of period	[1]	132,070	92,489
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		210	(847)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		50	(6)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Purchase of investment securities		9,946	3,517
Proceeds from sale of investment securities		0	0
Investments in subsidiaries and other investments		0	5
Proceeds from sale of other investments		0	(1)
Maturities of investment securities		0	0
(Increase)/decrease in loans		379	1,198
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		(69)	(83)
Proceeds from sale of premises and equipment and other intangible assets		0	0
Other, net		0	0
Net cash provided by/(used in) investing activities		10,306	4,630
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		591	(317)
Increase/(decrease) in short-term borrowings		(553)	(47)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		11	(111)
Issuances of long-term debt		(10,699)	(4,239)
Repayments of long-term debt		0	0
Sale of treasury shares		4,003	4,717
Repurchase of treasury shares		(4,011)	(4,705)
Dividends paid/capital repayments		10	10
Other, net		107	948
Net cash provided by/(used in) financing activities		(10,541)	(3,744)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(48)	3
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(73)	42
Cash and due from banks at beginning of period		558	409
Cash and due from banks at end of period		485	451
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(44)	(111)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		10	5
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0	0
Purchase of investment securities		(9,946)	(3,517)
Proceeds from sale of investment securities		0	0
Investments in subsidiaries and other investments		0	(5)
Proceeds from sale of other investments		0	25
Maturities of investment securities		0	0
(Increase)/decrease in loans		0	0
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		0	0
Proceeds from sale of premises and equipment and other intangible assets		0	0
Other, net		0	0
Net cash provided by/(used in) investing activities		(9,936)	(3,492)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(529)	405
Increase/(decrease) in short-term borrowings		0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0	0
Issuances of long-term debt		10,946	4,217
Repayments of long-term debt		0	0
Sale of treasury shares		0	3
Repurchase of treasury shares		(488)	(1,013)
Dividends paid/capital repayments		(358)	(695)
Other, net		425	626
Net cash provided by/(used in) financing activities		9,996	3,543
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		0	0
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		16	(60)
Cash and due from banks at beginning of period		277	324	[1]
Cash and due from banks at end of period		293	264	[1]
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(2,721)	(2,502)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(471)	237
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(899)	2,920
Purchase of investment securities		(259)	(307)
Proceeds from sale of investment securities		626	4
Investments in subsidiaries and other investments		(71)	(147)
Proceeds from sale of other investments		413	568
Maturities of investment securities		51	394
(Increase)/decrease in loans		(3,002)	(11,065)
Proceeds from sale of loans		2,319	2,460
Capital expenditures for premises and equipment and other intangible assets		(484)	(471)
Proceeds from sale of premises and equipment and other intangible assets		23	29
Other, net		88	222
Net cash provided by/(used in) investing activities		(1,666)	(5,156)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		9,595	4,909
Increase/(decrease) in short-term borrowings		401	3,891
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		3,707	(4,856)
Issuances of long-term debt		41,092	14,659
Repayments of long-term debt		(19,814)	(18,604)
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(10)	(11)
Other, net		459	280
Net cash provided by/(used in) financing activities		35,430	268
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(795)	(150)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		30,248	(7,540)
Cash and due from banks at beginning of period	[2]	101,044	99,314
Cash and due from banks at end of period	[2]	131,292	91,774
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		6,975	738
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		1	12
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(11,129)	(3,428)
Purchase of investment securities		0	0
Proceeds from sale of investment securities		0	0
Investments in subsidiaries and other investments		(7)	(40)
Proceeds from sale of other investments		60	317
Maturities of investment securities		0	0
(Increase)/decrease in loans		(331)	(419)
Proceeds from sale of loans		0	0
Capital expenditures for premises and equipment and other intangible assets		(143)	(144)
Proceeds from sale of premises and equipment and other intangible assets		0	0
Other, net		6	40
Net cash provided by/(used in) investing activities		(11,543)	(3,662)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		19	37
Increase/(decrease) in short-term borrowings		(2,222)	(228)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		2,470	(228)
Issuances of long-term debt		115,410	106,285
Repayments of long-term debt		(110,990)	(102,644)
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		0	(1)
Other, net		(30)	(126)
Net cash provided by/(used in) financing activities		4,657	3,095
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(53)	(24)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		36	147
Cash and due from banks at beginning of period		2,642	2,540
Cash and due from banks at end of period		2,678	2,687
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(9,696)	(3,240)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(472)	225
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		10,230	6,348
Purchase of investment securities		(259)	(307)
Proceeds from sale of investment securities		626	4
Investments in subsidiaries and other investments		(64)	(107)
Proceeds from sale of other investments		353	251
Maturities of investment securities		51	394
(Increase)/decrease in loans		(2,671)	(10,646)
Proceeds from sale of loans		2,319	2,460
Capital expenditures for premises and equipment and other intangible assets		(341)	(327)
Proceeds from sale of premises and equipment and other intangible assets		23	29
Other, net		82	182
Net cash provided by/(used in) investing activities		9,877	(1,494)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		9,576	4,872
Increase/(decrease) in short-term borrowings		2,623	4,119
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		1,237	(4,628)
Issuances of long-term debt		(74,318)	(91,626)
Repayments of long-term debt		91,176	84,040
Sale of treasury shares		0	0
Repurchase of treasury shares		0	0
Dividends paid/capital repayments		(10)	(10)
Other, net		489	406
Net cash provided by/(used in) financing activities		30,773	(2,827)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(742)	(126)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		30,212	(7,687)
Cash and due from banks at beginning of period		98,402	96,774
Cash and due from banks at end of period		128,614	89,087
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		10	10
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		SFr 8	SFr 14

[1]	Includes restricted cash.
[2]	Includes restricted cash.